GENERAL - Purchase Considerations (Details) $ in Thousands		1 Months Ended	5 Months Ended	6 Months Ended
	Feb. 25, 2022 vessel	Jan. 26, 2022 USD ($) vessel shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)
Business Acquisition
Payments for asset acquisitions		$ 0 [1]	$ 218,276 [1]	$ 0
Vessel SPA
Business Acquisition
Net cash purchase consideration		1,160,000		1,160,000
Purchase consideration		339,600
Purchase price per vessel		$ 145,000		145,000
Sale leaseback, number of vessels | vessel		6
Number of vessels acquired | vessel	8	8
Vessel SPA And ManCo SPA
Business Acquisition
Less: Debt and leases settled		$ (587,300)
Less: Leases assumed		(233,700)
Add: Working capital adjustments		600
Purchase consideration				346,200
Payments for asset acquisitions		$ 211,700		211,700
Consideration, equity issued (in shares) | shares		12,500,000
Consideration, equity issued		$ 127,900		127,900
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition
Business Acquisition
Net assets to be acquired:		346,200	$ 346,200
ManCo SPA
Business Acquisition
Purchase consideration		$ 6,600		$ 6,600

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.